Statement of Changes in Net Assets Available for Benefits - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends	$ 10,915,812
Net appreciation in fair value of investments	59,615,295
Total investment income	70,531,107
Other income – revenue sharing	145,500
Interest income on notes receivable from participants	141,837
Contributions:
Employer	9,848,906
Participant	15,054,748
Participant rollover	3,949,713
Total contributions	28,853,367
Total additions	99,671,811
Deductions:
Benefits paid to participants	43,635,937
Administrative expenses	344,662
Total deductions	43,980,599
Net increase in assets available for benefits:	55,691,212
Net assets available for benefits:
Beginning of year	454,626,727
End of year	$ 510,317,939